Cover	Jan. 20, 2026
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity File Number	001-43056
Entity Registrant Name	FG Imperii Acquisition Corp.
Entity Central Index Key	0002090452
Entity Tax Identification Number	98-1884449
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	104 S. Walnut Street
Entity Address, Address Line Two	Unit 1A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	847
Local Phone Number	791 6817
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	FGII
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	FGII.W
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	FGII.U
Security Exchange Name	NASDAQ